Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Stock options granted to purchase	1,635,250	502,047	382,097
Chief Executive Officer
Related Party Transaction [Line Items]
Consulting services paid	$ 0.5
Stock options granted to purchase	135,000
Accounts payable, related parties	$ 0.4